FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                           SAN MATEO, CALIFORNIA 94404

                                                           February 22, 2008


FILED VIA EDGAR (CIK # 0000837274)

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

          RE: Franklin Templeton Variable Insurance Products Trust (the
               "Registrant")
              File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

On behalf of the Registrant, submitted herewith via the EDGAR system, please find Post-Effective Amendment No. 53 to the Registrant's registration statement on Form N-1A (the "Amendment"). In accordance with Investment Company Act Rel. No. 13768 (Feb 15, 1984), the Registrant is requesting selective review of the Amendment.

The Registrant previously filed Post-Effective Amendment No. 52 to its registration statement on Form N-1A on January 16, 2008 (the "January Filing"). The Amendment is being filed pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), and the Securities Act of 1933, as amended (the "1933 Act") under Rule 485(a) solely for the purposes of addressing comments of the Commission's staff (the "Staff") on the January Filing and inclusion of the following types of material in the Registrant's registration statement on Form N-1A that were not available at the time of the January Filing: numbers in the performance and expense tables (and certain footnotes in those tables that result from the inclusion of final 2007 numbers) and in various parts of the statement of additional information and a periodic update of information about the members of the Registrant's board of trustees. New exhibits from the January Filing are incorporated by reference into the Amendment, as well as showing on Part C. The Auditor's consent, which was previously unavailable, is a part of the Amendment.

The Registrant and its principal underwriter, Franklin/Templeton Distributors, Inc. ("FTDI") are aware of their obligations under the 1933 Act and, pursuant to Rule 461 of the 1933 Act, hereby request that the Commission declare the Amendment (and the exhibits from the January Filing) effective on February 28, 2008, or as soon prior to or thereafter as practicable. To the knowledge of Registrant and FTDI, no distribution of copies of the January Filing or the prospectus included therein has been made to prospective investors and distributions thereof have been made only for purposes of internal use by Registrant and for regulatory filings. Registrant and FTDI represent that their request is consistent with the public interest and the protection of investors.

Also, Registrant and FTDI provide the following acknowledgements to the
Commission:

o Comments of the Staff or changes to disclosure in response to Staff comments on the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings;

o Staff comments or changes to disclosure in response to Staff comments on the filings reviewed by the Staff do not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings; and

o Registrant may not assert Staff comments or changes to disclosure in response to Staff comments on the filings reviewed by the Staff as a defense in any proceeding initiated by the Commission.

Please direct any inquiries to Kevin Kirchoff at 650 525-8050.

Very truly yours,

FRANKLIN TEMPLETON VARIABLE               FRANKLIN/TEMPLETON DISTRIBUTORS, INC.
INSURANCE PRODUCTS TRUST

/s/KAREN L. SKIDMORE                       /s/MARIA GRAY

Karen L. Skidmore                          Maria Gray
Vice President                             Assistant Secretary and
and Senior Associate General Counsel of    Senior Associate General Counsel of
Franklin Templeton Companies, LLC          Franklin Templeton Companies, LLC



cc: Rebecca Marquigny, Office of Insurance Products, Securities and Exchange Commission Joyce Pickholtz, Office of Insurance Products, Securities and Exchange Commission

     Joan Boros,  Esq. Jorden Burt LLP
     Kristin H. Ives, Esq., Stradley, Ronon,Stevens & Young, LLP

     Sharon Uriarte
     Janice Trebbin
     Harris J. Ashton
     Robert F. Carlson
     Sam Ginn
     Edith E. Holiday
     Charles B. Johnson
     Rupert H. Johnson, Jr.
     Frank W.T. LaHaye
     Frank A. Olson
     Larry D. Thompson
     John B. Wilson
     Laura Fergerson